Condensed Statement of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenues [Abstract]
Collaboration Revenue					$ 42,000
Revenue		$ 15,100		$ 41,400
Total revenue	$ 692	15,055	$ 692	41,384
Operating expenses:
Research and development	4,072	4,826	8,540	10,451	21,832	$ 23,890
General and administrative	1,664	1,126	2,933	2,227	4,349	4,715
Total operating expenses	5,736	5,952	11,473	12,678	26,181	28,605
Operating (loss) income	(5,044)	9,103	(10,781)	28,706	15,819	(28,605)
Other income (expense)
Interest income	1	16	2	63	67	239
Interest expense	(480)	(340)	(786)	(678)	(1,333)	(1,381)
Other income (expense)	(25)	(60)	(73)	(71)	9	8
Loss on debt extinguishment			(492)
Total other expense	(504)	(384)	(1,349)	(686)	(1,257)	(1,134)
(Loss) Income before income taxes	(5,548)	8,719	(12,130)	28,020	14,562	(29,739)
Income tax expense		126	0	346	351	0
Net (loss) income and comprehensive income (loss)	(5,548)	8,593	(12,130)	27,674	14,211	(29,739)
Preferred stock extinguishment						15,529
Income allocable to participating securities	0	(8,312)	0	(26,642)	(14,045)	0
Net (loss) income attributable to common shareholders	$ (5,548)	$ 281	$ (12,130)	$ 1,032	$ 166	$ (14,210)
Net (loss) income per share attributable to common shareholders:
Basic	$ (0.37)	$ 0.02	$ (0.81)	$ 0.07	$ 0.01	$ (1.15)
Diluted	$ (0.37)	$ 0.02	$ (0.81)	$ 0.07	$ 0.01	$ (1.15)
Weighted-average common shares outstanding:
Basic	15,016,742	14,720,031	14,990,514	14,279,067	14,606,544	12,383,480
Diluted	15,016,742	28,556,667	14,990,514	24,264,090	27,491,396	12,383,480
Collaboration [Member]
Revenues [Abstract]
Revenue		$ 15,055		$ 41,384
Grant [Member]
Revenues [Abstract]
Revenue	$ 692		$ 692